Investment Objectives and Goals - Global X Funds Member - Global X LLM ETF	Sep. 29, 2026	Sep. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]		Global X LLM ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X LLM ETF ("Fund") seeks to achieve capital appreciation.